Organization and principal activities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Organization and principal activities
Net loss	¥ (81,254)	$ (11,472)	¥ (196,557)	¥ (108,820)
Net cash used in operating activities	8,611	$ 1,216	(10,518)	¥ (32,182)
Net current liabilities	380,098
Convertible loan, current	¥ 0		¥ 113,000
Line of Credit [Member]
Organization and principal activities
line of credit facility with an amount | $					$ 40,000
Exclusive business cooperation agreements
Organization and principal activities
Term of the agreements	10 years	10 years
Exclusive option agreements
Organization and principal activities
Options expiration period	10 years	10 years